Subsequent Event (Nar Ops) (Details) ([PartnershipInterestMember], [HaynesvilleAcreageMember])	1 Months Ended
Oct. 26, 2012
[PartnershipInterestMember] | [HaynesvilleAcreageMember]
Subsequent Event [Line Items]
Ownership Percentage of Producing Acreage	50.00%